Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table shows, for fiscal years 2021, 2022 and 2023, the “Total” compensation of our current and former CEOs and the average “Total” compensation for our other NEOs, as presented in the Summary Compensation Table, CAP for our current and former CEOs and the average CAP for other NEOs, Company total shareholder return, total shareholder return of the S&P Food & Beverage Select Industry Index, net income (loss) and our Company selected financial performance measure, Adjusted EBITDA.

Fiscal Year	Summary Compensation Table Total for Current CEO 1 ($)	Summary Compensation Table Total for Former CEO 2 ($)	Compensation Actually Paid to Current CEO 3 ($)	Compensation Actually Paid to Former CEO 3 ($)	Average Summary Compensation Table Total for Non-CEO NEOs 4 ($)	Average Compensation Actually Paid to Non-CEO NEOs 5 ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) 8 (Thousands) ($)	Adjusted EBITDA 9 (Thousands) ($)
							Company Total Shareholder Return 6 ($)	Peer Group Total Shareholder Return 7 ($)
2023	4,765,456	7,741,908	3,752,004	847,657	1,646,461	551,002	39.70	135.55	(116,537)	166,622
2022	—	7,326,221	—	8,910,969	2,631,605	2,762,642	75.34	131.35	77,873	200,616
2021	—	2,886,066	—	6,666,132	989,397	2,191,715	127.32	136.26	77,364	258,938

1
The amount shown in this column reflects the amount reported in the Total column of the Summary Compensation Table for fiscal year 2023 for Wendy P. Davidson, who has served as our President and CEO since January 1, 2023.

2
The amounts shown in this column reflect the amounts reported in the Total column of the Summary Compensation Table for each applicable fiscal year for Mark L. Schiller, our former President and CEO who departed that role on December 31, 2022.

3
The amounts shown in these columns reflect the “compensation actually paid” as calculated under SEC rules to Ms. Davidson for fiscal year 2023 and to Mr. Schiller for each applicable fiscal year. The following table shows those calculations.

Calculation of “Compensation Actually Paid” Under SEC Rules – Current CEO and Former CEO a	Current CEO – Wendy P. Davidson	Former CEO – Mark L. Schiller
	Fiscal Year 2023 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Amount reported in Total column of Summary Compensation Table	4,765,456	7,741,908	7,326,221	2,886,066
Deduction for amount reported in Stock Awards column of Summary Compensation Table ( i.e. , grant date fair value of stock awards)	(3,066,503)	(5,612,067)	(6,024,187)	—
Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding at fiscal year-end b	2,053,051	464,267	2,079,133	—
Increase/deduction for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding at fiscal year-end b	—	—	—	3,749,953
Increase/deduction for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year b	—	(55,420)	5,529,802	30,113
Deduction for fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year b	—	(1,691,031)	—	—
“Compensation Actually Paid” under SEC rules	3,752,004	847,657	8,910,969	6,666,132

a
The following components of the calculation of “compensation actually paid” under SEC rules were not applicable: adjustments for defined benefit and actuarial pension plans; additions for equity awards that were both granted and vested during the same fiscal year; and additions for the value of dividends or other earnings paid on equity awards during the fiscal year and not otherwise included in the total compensation for the fiscal year.

b
For all equity awards, our methodology for calculating the fair value remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements of PSU awards. Fair values for PSU awards that are based on relative total shareholder return or absolute total shareholder return are measured using a Monte Carlo simulation model in accordance with FASB ASC Topic 718, as described in Note 13 to the Consolidated Financial Statements contained in the Company’s Annual Report on Form
10-K
for the fiscal year ended June 30, 2023. For both the Company and constituents of the peer group used for PSU awards based on relative total shareholder return, actual performance through the measurement date is taken into account. Additionally, the Monte Carlo simulation model requires the use of certain assumptions, which include assumptions relating to expected share price volatility, risk-free interest rate and, for relative total shareholder return PSUs, correlation coefficients, which factors inherently change over time.

4
The amounts shown in this column reflect, for each applicable fiscal year, the average of the amounts reported in the Total column of the Summary Compensation Table for the Company’s named executive officers other than the CEO. The named executive officers included for this purpose for each applicable year are as follows: (i) for fiscal year 2023, Wolfgang Goldenitsch, Kristy M. Meringolo, Christopher J. Bellairs and David J. Karch (former); (ii) for fiscal year 2022, Christopher J. Bellairs, Wolfgang Goldenitsch, Kristy M. Meringolo, David J. Karch (former), Javier H. Idrovo (former) and Christopher J. Boever (former); and (iii) for fiscal year 2021, Kristy M. Meringolo, Javier H. Idrovo (former), Christopher J. Boever (former) and Jeryl Wolfe (former).

5
The amounts shown in this column reflect, for each applicable fiscal year, the average amount of “compensation actually paid” as calculated under SEC rules to the Company’s named executive officers other than the CEO. The following table shows those calculations.

Calculation of “Compensation Actually Paid” Under SEC Rules – Average for Non-CEO Named Executive Officers a	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Average amount reported in Total column of Summary Compensation Table	1,646,461	2,631,605	989,397
Deduction for average amount reported in Stock Awards column of Summary Compensation Table ( i.e. , grant date fair value of stock awards) b	(915,950)	(2,108,881)	—
Increase for average amount of fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding at fiscal year-end b	297,368	589,053	—
Increase/deduction for average amount of change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding at fiscal year-end b	(239,242)	(3,500)	1,145,052
Increase/deduction for average amount of change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year b	(28,615)	1,654,365	57,266
Deduction for average amount of fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year b	(209,020)	—	—
Average “Compensation Actually Paid” under SEC rules	551,002	2,762,642	2,191,715

a
The following components of the calculation of “compensation actually paid” under SEC rules were not applicable: adjustments for defined benefit and actuarial pension plans; additions for equity awards that were both granted and vested during the same fiscal year; and additions for the value of dividends or other earnings paid on equity awards during the fiscal year and not otherwise included in the total compensation for the fiscal year.

b
For all equity awards, our methodology for calculating the fair value remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements of PSU awards. Fair values for PSU awards that are based on relative total shareholder return or absolute total shareholder return are measured using a Monte Carlo simulation model in accordance with FASB ASC Topic 718, as described in Note 13 to the Consolidated Financial Statements contained in the Company’s Annual Report on Form
10-K
for the fiscal year ended June 30, 2023. For both the Company and constituents of the peer group used for PSU awards based on relative total shareholder return, actual performance through the measurement date is taken into account. Additionally, the Monte Carlo simulation model requires the use of certain assumptions, which include assumptions relating to expected share price volatility, risk-free interest rate and, for relative total shareholder return PSUs, correlation coefficients, which factors inherently change over time.

6
The amounts shown in the column reflect the cumulative total shareholder return on our common stock during the period from June 30, 2020 through the end of the applicable fiscal year, assuming an investment of $100 in our common stock as of the market close on June 30, 2020.

7
The amounts shown in the column reflect the cumulative total shareholder return of the S&P Food & Beverage Select Industry Index, the published industry index used in the performance graph included in the Company’s Annual Report on Form
10-K
for the fiscal year ended June 30, 2023, during the period from June 30, 2020 through the end of the applicable fiscal year, assuming an investment of $100 as of the market close on June 30, 2020.

8	Represents the amount of net income (loss) reflected in the Company’s audited financial statements for each applicable fiscal year.
9
Represents the amount of Adjusted EBITDA reported by the Company for each applicable fiscal year. Adjusted EBITDA is the measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during fiscal year 2023. Adjusted EBITDA is a non-GAAP
financial measure. See
Appendix A
to this proxy statement for additional information on Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The named executive officers included for this purpose for each applicable year are as follows: (i) for fiscal year 2023, Wolfgang Goldenitsch, Kristy M. Meringolo, Christopher J. Bellairs and David J. Karch (former); (ii) for fiscal year 2022, Christopher J. Bellairs, Wolfgang Goldenitsch, Kristy M. Meringolo, David J. Karch (former), Javier H. Idrovo (former) and Christopher J. Boever (former); and (iii) for fiscal year 2021, Kristy M. Meringolo, Javier H. Idrovo (former), Christopher J. Boever (former) and Jeryl Wolfe (former).
Peer Group Issuers, Footnote	The amounts shown in the column reflect the cumulative total shareholder return of the S&P Food & Beverage Select Industry Index, the published industry index used in the performance graph included in the Company’s Annual Report on Form
10-K
	for the fiscal year ended June 30, 2023, during the period from June 30, 2020 through the end of the applicable fiscal year, assuming an investment of $100 as of the market close on June 30, 2020.
Adjustment To PEO Compensation, Footnote
3
The amounts shown in these columns reflect the “compensation actually paid” as calculated under SEC rules to Ms. Davidson for fiscal year 2023 and to Mr. Schiller for each applicable fiscal year. The following table shows those calculations.

Calculation of “Compensation Actually Paid” Under SEC Rules – Current CEO and Former CEO a	Current CEO – Wendy P. Davidson	Former CEO – Mark L. Schiller
	Fiscal Year 2023 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Amount reported in Total column of Summary Compensation Table	4,765,456	7,741,908	7,326,221	2,886,066
Deduction for amount reported in Stock Awards column of Summary Compensation Table ( i.e. , grant date fair value of stock awards)	(3,066,503)	(5,612,067)	(6,024,187)	—
Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding at fiscal year-end b	2,053,051	464,267	2,079,133	—
Increase/deduction for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding at fiscal year-end b	—	—	—	3,749,953
Increase/deduction for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year b	—	(55,420)	5,529,802	30,113
Deduction for fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year b	—	(1,691,031)	—	—
“Compensation Actually Paid” under SEC rules	3,752,004	847,657	8,910,969	6,666,132

a
The following components of the calculation of “compensation actually paid” under SEC rules were not applicable: adjustments for defined benefit and actuarial pension plans; additions for equity awards that were both granted and vested during the same fiscal year; and additions for the value of dividends or other earnings paid on equity awards during the fiscal year and not otherwise included in the total compensation for the fiscal year.

b
For all equity awards, our methodology for calculating the fair value remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements of PSU awards. Fair values for PSU awards that are based on relative total shareholder return or absolute total shareholder return are measured using a Monte Carlo simulation model in accordance with FASB ASC Topic 718, as described in Note 13 to the Consolidated Financial Statements contained in the Company’s Annual Report on Form
10-K
for the fiscal year ended June 30, 2023. For both the Company and constituents of the peer group used for PSU awards based on relative total shareholder return, actual performance through the measurement date is taken into account. Additionally, the Monte Carlo simulation model requires the use of certain assumptions, which include assumptions relating to expected share price volatility, risk-free interest rate and, for relative total shareholder return PSUs, correlation coefficients, which factors inherently change over time.

Non-PEO NEO Average Total Compensation Amount	$ 1,646,461	$ 2,631,605	$ 989,397
Non-PEO NEO Average Compensation Actually Paid Amount	$ 551,002	2,762,642	2,191,715
Adjustment to Non-PEO NEO Compensation Footnote
5
The amounts shown in this column reflect, for each applicable fiscal year, the average amount of “compensation actually paid” as calculated under SEC rules to the Company’s named executive officers other than the CEO. The following table shows those calculations.

Calculation of “Compensation Actually Paid” Under SEC Rules – Average for Non-CEO Named Executive Officers a	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Average amount reported in Total column of Summary Compensation Table	1,646,461	2,631,605	989,397
Deduction for average amount reported in Stock Awards column of Summary Compensation Table ( i.e. , grant date fair value of stock awards) b	(915,950)	(2,108,881)	—
Increase for average amount of fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding at fiscal year-end b	297,368	589,053	—
Increase/deduction for average amount of change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding at fiscal year-end b	(239,242)	(3,500)	1,145,052
Increase/deduction for average amount of change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year b	(28,615)	1,654,365	57,266
Deduction for average amount of fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year b	(209,020)	—	—
Average “Compensation Actually Paid” under SEC rules	551,002	2,762,642	2,191,715

a
The following components of the calculation of “compensation actually paid” under SEC rules were not applicable: adjustments for defined benefit and actuarial pension plans; additions for equity awards that were both granted and vested during the same fiscal year; and additions for the value of dividends or other earnings paid on equity awards during the fiscal year and not otherwise included in the total compensation for the fiscal year.

b
For all equity awards, our methodology for calculating the fair value remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements of PSU awards. Fair values for PSU awards that are based on relative total shareholder return or absolute total shareholder return are measured using a Monte Carlo simulation model in accordance with FASB ASC Topic 718, as described in Note 13 to the Consolidated Financial Statements contained in the Company’s Annual Report on Form
10-K
for the fiscal year ended June 30, 2023. For both the Company and constituents of the peer group used for PSU awards based on relative total shareholder return, actual performance through the measurement date is taken into account. Additionally, the Monte Carlo simulation model requires the use of certain assumptions, which include assumptions relating to expected share price volatility, risk-free interest rate and, for relative total shareholder return PSUs, correlation coefficients, which factors inherently change over time.

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship among (1) the CAP to our current CEO and our former CEO and the average of the CAP to our remaining NEOs in fiscal years 2021, 2022 and 2023, (2) the cumulative total shareholder return on our common stock and (3) the cumulative total shareholder return of the S&P Food & Beverage Select Industry Index, in the case of clauses (2) and (3) during the period from June 30, 2020 through June 30, 2023, assuming an investment of $100 as of the market close on June 30, 2020.

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between (1) the CAP to our current CEO and our former CEO and the average of the CAP to our remaining NEOs and (2) net income (loss), in each case in fiscal years 2021, 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between (1) the CAP to our current CEO and our former CEO and the average of the CAP to our remaining NEOs and (2) Adjusted EBITDA, in each case in fiscal years 2021, 2022 and 2023.

Total Shareholder Return Vs Peer Group
The following graph shows the relationship among (1) the CAP to our current CEO and our former CEO and the average of the CAP to our remaining NEOs in fiscal years 2021, 2022 and 2023, (2) the cumulative total shareholder return on our common stock and (3) the cumulative total shareholder return of the S&P Food & Beverage Select Industry Index, in the case of clauses (2) and (3) during the period from June 30, 2020 through June 30, 2023, assuming an investment of $100 as of the market close on June 30, 2020.

Tabular List, Table
Following
is a list of the most important performance measures used to link CAP for the NEOs to Company performance during fiscal year 2023:

•	Adjusted EBITDA

•	Net Sales

•	Objectives, Goals, Strategies and Measures (OGSMs)

•	Relative Total Shareholder Return

•	Company Total Shareholder Return

Total Shareholder Return Amount	$ 39.7	75.34	127.32
Peer Group Total Shareholder Return Amount	135.55	131.35	136.26
Net Income (Loss)	$ (116,537,000)	$ 77,873,000	$ 77,364,000
Company Selected Measure Amount	166,622,000	200,616,000	258,938,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Represents the amount of Adjusted EBITDA reported by the Company for each applicable fiscal year. Adjusted EBITDA is the measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during fiscal year 2023. Adjusted EBITDA is a non-GAAP
financial measure. See
Appendix A
	to this proxy statement for additional information on Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Objectives, Goals, Strategies and Measures (OGSMs)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Company Total Shareholder Return
Mark L Schiller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,741,908	$ 7,326,221	$ 2,886,066
PEO Actually Paid Compensation Amount	$ 847,657	8,910,969	6,666,132
PEO Name	Mark L. Schiller
Wendy P Davidson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,765,456
PEO Actually Paid Compensation Amount	$ 3,752,004
PEO Name	Wendy P. Davidson
PEO | Mark L Schiller [Member] | Deduction for amount reported in Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,612,067)	(6,024,187)
PEO | Mark L Schiller [Member] | Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	464,267	2,079,133
PEO | Mark L Schiller [Member] | Increase/deduction for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,749,953
PEO | Mark L Schiller [Member] | Increase/deduction for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,420)	5,529,802	30,113
PEO | Mark L Schiller [Member] | Deduction for fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,691,031)
PEO | Wendy P Davidson [Member] | Deduction for amount reported in Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,066,503)
PEO | Wendy P Davidson [Member] | Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,053,051
Non-PEO NEO | Deduction for amount reported in Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(915,950)	(2,108,881)
Non-PEO NEO | Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,368	589,053
Non-PEO NEO | Increase/deduction for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,242)	(3,500)	1,145,052
Non-PEO NEO | Increase/deduction for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,615)	$ 1,654,365	$ 57,266
Non-PEO NEO | Deduction for fair value at prior fiscal year-end of equity awards granted in a prior fiscal year that failed to meet vesting conditions and were forfeited during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (209,020)